Consolidated Balance Sheets	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 329,266,676	¥ 2,132,923,674	¥ 1,750,204,915
Restricted cash	154,373	1,000,000	1,000,000
Short-term investments (including short-term investments measured at fair value of RMB91,496,450 and RMB496,565,847, as of December 31, 2014 and 2015, respectively)	86,460,511	560,073,899	137,630,510
Accounts receivable, net of allowance for doubtful accounts of nil as of December 31, 2014 and December 31, 2015	18,887,074	122,346,687	68,069,273
Amounts due from related parties	36,777,342	238,236,268	192,873,391
Loans receivable, net of allowance for loan losses of RMB1,166,800 and RMB1,334,502 as of December 31, 2014 and December 31, 2015, respectively	20,394,254	132,109,897	43,013,200
Deferred tax assets	0	0	21,852,937
Other current assets	11,599,874	75,141,655	58,510,220
Total current assets	503,540,104	3,261,832,080	2,273,154,446
Long-term investments (including long-term investments measured at fair value of nil and RMB10,069,729, as of December 31, 2014 and 2015, respectively)	38,868,434	251,781,945	61,245,229
Investment in affiliates	50,349,786	326,155,843	222,231,778
Property and equipment, net	30,330,552	196,475,249	92,154,228
Other non-current assets	2,606,708	16,885,730	11,979,918
Non-current deferred tax assets	6,771,368	43,863,568	14,037,839
Total assets	632,466,952	4,096,994,415	2,674,803,438
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB68,617,341 and RMB181,685,160 as of December 31, 2014 and December 31, 2015, respectively)	76,366,789	494,688,785	320,462,551
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB28,035,249 and RMB55,966,327 as of December 31, 2014 and December 31, 2015, respectively)	9,517,271	61,650,980	55,446,726
Deferred revenues (including deferred revenue of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB37,883,923 and RMB29,021,820 as of December 31, 2014 and December 31, 2015, respectively)	10,563,113	68,425,735	97,709,941
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB27,770,537 and RMB76,026,370 as of December 31, 2014 and December 31, 2015, respectively)	52,626,682	340,905,107	169,135,148
Short-term bank loan	0	0	50,000,000
Deferred tax liabilities	179,038	1,159,774	0
Total current liabilities	149,252,893	966,830,381	692,754,366
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of RMB6,323,573 and RMB67,248 as of December 31, 2014 and December 31, 2015, respectively)	10,381	67,248	11,127,697
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of nil and RMB39,635,057 as of December 31, 2014 and December 31, 2015)	12,022,019	77,876,237	31,049,562
Convertible notes	80,000,000	518,224,000	0
Total liabilities	241,285,293	1,562,997,866	734,931,625
Shareholders' equity:
Ordinary shares (US$0.0005 par value): 94,100,000 shares authorized, 29,123,118 shares issued and 28,055,302 shares outstanding as of December 31, 2014 and 29,317,611 shares issued and 28,071,538 shares outstanding as of December 31, 2015	15,149	98,133	97,530
Treasury stock (1,067,816 ordinary shares as of December 31, 2014 and 1,246,073 ordinary shares as of December 31, 2015)	(18,190,831)	(117,836,564)	(73,250,528)
Additional paid-in capital	152,909,314	990,515,956	889,416,631
Retained earnings	246,667,897	1,597,865,303	1,062,041,219
Accumulated other comprehensive loss	(3,358,717)	(21,757,099)	(27,357,797)
Total Noah Holdings Limited shareholders' equity	378,042,812	2,448,885,729	1,850,947,055
Non-controlling interests	13,138,847	85,110,820	88,924,758
Total Shareholders' Equity	391,181,659	2,533,996,549	1,939,871,813
Total Liabilities and Equity	$ 632,466,952	¥ 4,096,994,415	¥ 2,674,803,438